Income Taxes - Summary Of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Gross [Abstract]
Net operating losses	$ 11,566	$ 7,365
Tax credit carryforward	47	12
Other	837	513
Deferred tax assets	12,450	7,890
Valuation allowance	(12,450)	(7,890)
Deferred tax assets, net of valuation allowance	$ 0	$ 0